STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK-BASED COMPENSATION
19.	STOCK-BASED COMPENSATION

CEO Stock-Based Compensation Agreements

Effective March 31, 2012, José Maria Alapont retired as president and chief executive officer of the Company. Mr. Alapont’s retirement had no accounting impact on either the stock options or the deferred compensation agreement discussed below.

On March 23, 2010, the Company entered into the Second Amended and Restated Employment Agreement, which extended José Maria Alapont’s employment with the Company for three years. Also on March 23, 2010, the Company amended and restated the Stock Option Agreement by and between the Company and Mr. Alapont dated as of February 15, 2008 (the “Restated Stock Option Agreement”). The Restated Stock Option Agreement removed Mr. Alapont’s put option to sell stock received from a stock option exercise to the Company for cash. The Restated Stock Option Agreement provides for pay out of any exercise of Mr. Alapont’s stock options in stock or, at the election of the Company, in cash. The awards were previously accounted for as liability awards based on the optional cash exercise feature, however the accounting impact associated with this modification is that the options are now considered an equity award as of March 23, 2010. The Company revalued the 4,000,000 stock options granted to Mr. Alapont at March 23, 2010, resulting in a revised fair value of $27 million. This amount was reclassified from “Other accrued liabilities” to “Additional paid-in capital” due to their equity award status. As these stock options were fully vested as of March 23, 2010, no further expense related to these options was recognized subsequent to that date. These options had an intrinsic value of zero as of December 31, 2011. These options expired on June 29, 2012.

Mr. Alapont’s Deferred Compensation Agreement was also amended and restated on March 23, 2010. The amended and restated agreement included no changes that impacted the accounting for this agreement. Mr. Alapont received his payout associated with this agreement of $9.7 million (500,000 shares of stock multiplied by the March 23, 2010 stock price of $19.46) on October 3, 2012. The Company recognized $1 million, $1 million and $2 million in expense associated with Mr. Alapont’s Deferred Compensation Agreement during the years ended December 31, 2012, 2011 and 2010, respectively. The Deferred Compensation Agreement had an intrinsic value of $9.7 million as of December 31, 2011.

The Deferred Compensation Agreement fair values were estimated using the Monte Carlo valuation model with the following assumptions:

	December 31
	2011	2010

Exercise price of options connected to deferred compensation	$19.50	$19.50
Expected volatility	60%	58%
Expected dividend yield	0%	0%
Risk-free rate over the estimated expected life	0.17%	0.59%
Expected life (in years)	1.5	2.0
Fair value (in millions)	$8.0	$6.6
Fair value of vested portion (in millions)	$8.0	$6.6

For all noted valuations, expected volatility is based on the average of five-year historical volatility and implied volatility for a group of comparable auto industry companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected option lives. Expected dividend yield is zero as the Company has not paid dividends to holders of its common stock in the recent past nor does it expect to do so in the future. Expected option lives are primarily equal to one-half of the time between the measurement date and the end of the option term.

Stock Appreciation Rights

A summary of the Company’s stock appreciation rights (“SARs”) activity on an annual basis since inception is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	SARs	Price	Life	Value
	(Thousands)		(Years)	(Millions)

Outstanding at January 1, 2010	—	$—
Granted	437	17.16
Forfeited	(36)	17.16

Outstanding at December 31, 2010	401	$17.16	4.2	$1
Granted	1,043	21.03
Exercised	(34)	19.49
Forfeited	(22)	20.18

Outstanding at December 31, 2011	1,388	$19.96	3.9	$—
Granted	809	17.64
Forfeited	(311)	18.50

Outstanding at December 31, 2012	1,886	$19.21	3.4	$—

Exercisable at December 31, 2012	785	$19.46	3.2	$—

In February 2012, 2011 and 2010, the Company granted approximately 809,000, 1,043,000 and 437,000 SARs, respectively, to certain employees. The SARs granted in February 2012 (“2012 SARs”) and in February 2011 (“2011 SARs”) vested 25.0% on grant date and 25.0% on each of the next three anniversaries of the grant date. The SARs granted in February 2010 (“2010 SARs”) vest 33.3% on each of the three anniversaries of the grant date. All SARs have a term of five years from date of grant. The SARs are payable in cash or, at the election of the Company, in stock. As the Company anticipates paying out SARs exercises in the form of cash, the SARs are being treated as liability awards for accounting purposes. The Company valued the 2012 SARs, the 2011 SARs and the 2010 SARs at December 31, 2012 resulting in fair values of $0.8 million, $0.4 million and $0.1 million, respectively. The Company recognized SARs income of $4 million and $1 million for the years ended December 31, 2012 and 2011, respectively. The Company recognized SARs expense of $1 million for the year ended December 31, 2010. The SARs fair values were estimated using the Black-Scholes valuation model with the following assumptions:

	December 31, 2012			December 31, 2011		Dec 31, 2010
	2012 SARs	2011 SARs	2010 SARs	2011 SARs	2010 SARs	2010 SARs
Exercise price	$17.64	$21.03	$17.16	$21.03	$17.16	$17.16
Expected volatility	56%	56%	56%	60%	60%	58%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Expected forfeitures	0%	0%	0%	0%	0%	0%
Risk-free rate over the expected life	0.30%	0.23%	0.17%	0.29%	0.20%	0.86%
Expected life (in years)	2.5	1.7	1.1	2.5	1.8	2.7
Fair value (in millions)	$0.8	$0.4	$0.1	$3.9	$1.5	$3.6
Fair value of vested portion (in millions)	$0.2	$0.2	$—	$0.9	$0.5	$—

Expected volatility is based on the average of five-year historical volatility and implied volatility for a group of comparable auto industry companies as of the measurement date. Risk-free rate is determined based upon U.S. Treasury rates over the estimated expected lives. Expected dividend yield is zero as the Company has not paid dividends to holders of its common stock in the recent past nor does it expect to do so in the future. Expected forfeitures are zero as the Company has no historical experience with SARs; the impact of forfeitures is recognized by the Company upon occurrence. Expected life is the average of the time until the award is fully vested and the end of the term.

The Company recognized $2 million and $3 million in expense during the years ended December 31, 2011 and 2010, respectively, associated with incentive compensation earned during those years that are paid out through the granting of SARs in February of the subsequent year. The Company will not issue SARs in February 2013.